Other Non-Current Assets (Tables)	9 Months Ended
Sep. 30, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Components of other non-current assets
Other non-current assets are comprised of the following:

(in thousands of $)	September 30, 2025	December 31, 2024
Pre-operational assets (1)	26,146	8,782
MTM asset on IRS derivatives (note 19)	19,705	32,995
Operating lease right-of-use-assets (2)	6,644	6,771
Gas derivative instrument (note 7 and 19) (3)	—	47,152
Oil derivative instrument (note 7 and 19) (3)	—	58,676
Other (4)	18,926	5,855
Other non-current assets	71,421	160,231
(1) As of September 30, 2025, “Pre-operational assets” comprised of:
•Macaw Energies' flare to gas mobile kit (“F2X”) project capitalized engineering and other directly attributable costs of $8.3 million (December 31, 2024: $8.8 million).
•Following the FID for the re-deployment of FLNG Hilli under a 20-year agreement with SESA, we incurred $17.9 million in shipyard costs, engineering costs and long lead items (December 31, 2024: $nil).
(2) “Operating lease right-of-use-assets” mainly comprised of our office leases in London and Oslo and warehouse lease in Nouakchott.
(3) As FLNG Hilli's contract with Perenco ends July 2026, the amounts receivable from oil and gas derivative instruments under the LTA have been reclassified from “Other non-current assets” to “Other current assets”.
(4) Included in “Other” are:
•$11.1 million of financing cost in connection to the 2025 Senior Unsecured Notes. These costs will be reclassified to deferred financing cost upon the completion of the senior unsecured notes offering in October 2025; and
• $5.0 million investment in Jett Texas measured at cost.